SHAREHOLDERS' (DEFICIT) EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of stock options activity

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2022	49,040	$129.60	2.8
Options granted	10,000	$0.86
Options canceled	(22,615)	$130.82
Balance at December 31, 2023	36,425	$93.55	3.5
Options expired	(5,370)	$156.00
Options canceled	(10,000)	$0.86
Balance at March 31, 2024	21,055	$121.65	2.0	$—
Vested and exercisable at March 31, 2024	20,265	$121.81	1.9	$—

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2021	60,212	$111.20	3.60
Options granted	6,500	$103.20
Options exercised	(40)	$100.80
Options canceled / expired	(17,632)	$50.20
Balance at December 31, 2022	49,040	$129.60	2.8
Options granted	10,000	$0.86
Options canceled / expired	(22,615)	$130.82
Balance at December 31, 2023	36,425	$93.55	2.5	$—
Vested and exercisable at December 31, 2023	26,972	$113.40	2.0	$—

Schedule of stock options outstanding and exercisable

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
2,475	0.5	$128.00	2,475	$128.00
9,830	1.8	$106.00	9,830	$106.00
1,500	2.0	$112.00	1,300	$112.00
5,750	2.5	$153.00	5,560	$153.00
1,500	2.9	$103.20	1,100	$103.20
21,055	2.0	$121.65	20,265	$121.81

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
5,370	0.1	$156.00	5,370	$156.00
2,475	0.8	$128.00	2,475	$128.00
9,830	2.1	$106.00	8,874	$106.00
1,500	2.3	$112.00	1,300	$112.00
5,750	2.8	$153.00	4,719	$153.00
1,500	3.2	$103.20	900	$103.20
10,000	4.5	$0.86	3,334	$0.86
36,425	2.5	$93.55	26,972	$113.40

Schedule of assumptions used to determine fair value of the awards

	Year Ended December 31,
	2023	2022
Expected life (in years)	5.0	5.0
Risk-free interest rate	4.0%	1.7%
Dividend yield	—%	—%
Expected volatility	137%	132%

Schedule of warrants

Number of Warrants outstanding
Convertible debt, warrants issued	8,645
Debenture, warrants issued	13,750
Other warrants issued	9,000
December 2020 equity financing warrants issued	163,579
Total warrant outstanding	194,974

Number of Warrants outstanding
Balance at December 31, 2021	197,000
Debenture, warrants issued	9,000
Balance at December 31, 2022	206,000
Warrants expired	(11,026)
Warrants issued	750,000
Warrants exercised	(750,000)
Balance at December 31, 2023	194,974